Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net sales		$ 781,455
Cost of goods sold, inclusive of provision for inventory loss of $0 and $400,787 for the years ended December 31, 2021 and 2020, respectively		744,279
Gross profit		37,176
Operating expenses:
Personnel costs	3,207,110	2,473,730
Sales and marketing	44,095	14,854
General and administrative	3,939,131	2,338,599
Legal and professional fees	757,828	1,744,834
Research and development	43,663
Total operating expenses	7,991,827	6,572,017
Loss from operations	(7,991,827)	(6,534,841)
Other income (expenses):
Interest expense	(2,189,959)	(236,912)
Gain / (loss) on foreign exchange	47,144	(88,690)
Total other expenses	(2,142,815)	(325,602)
Net loss from continuing operations, before taxes	(10,134,642)	(6,860,443)
Income taxes
Net loss from continuing operations	(10,134,642)	(6,860,443)
Net gain / (loss) from discontinued operations, net of tax (including loss on disposal of $3,021,724)	(2,725,001)	(4,955,464)
Net loss	(12,859,643)	(11,815,907)
Comprehensive loss from discontinued operations
Comprehensive loss	$ (12,859,643)	$ (11,815,907)
Net loss per common share:
Loss from continuing operations - basic and diluted (in Dollars per share)	$ (0.06)	$ (0.07)
Gain / (loss) from discontinued operations - basic and diluted (in Dollars per share)	(0.02)	(0.05)
Loss per common share - basic and diluted (in Dollars per share)	$ (0.08)	$ (0.12)
Weighted average common shares outstanding—basic and diluted (in Shares)	157,509,715	99,863,059